Trade Receivables	12 Months Ended
Mar. 31, 2021
Trade receivables.
Trade receivables

9.           Trade receivables

	At March 31,
	2021	2020	2019
	€M	€M	€M
Trade receivables	18.6	67.5	59.6
Allowance for impairment	—	—	(0.1)
	18.6	67.5	59.5

All amounts fall due within one year.

There has been no change to the allowance for impairment during the year (2020: €nil; 2019: €nil).  There were no bad debt write-offs in the year (2020: €nil; 2019:  €nil).

At March 31, 2021, €1.0m (2020: €3.3m; 2019: €0.8m) of the total accounts receivable balance were past due, of which €nil (2020: €nil; 2019: €0.1m) was impaired and €nil (2020: €3.3m; 2019: €0.6m) was considered past due but not impaired for which the expected credit loss was considered immaterial.